Interest-Bearing Loans and Borrowings - Additional Information (Detail) $ in Millions, € in Billions	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Apr. 30, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Commercial papers	$ 0		$ 0
Commercial papers authorized amount	5,000	€ 3.0
Impact of changes in foreign exchange rates	(2,800)
Purchase of treasury shares	2,200
Five Series Notes [Member]
Disclosure of detailed information about borrowings [line items]
Repurchased notes aggregate principal amount				$ 1,800
AB inBev [member]
Disclosure of detailed information about borrowings [line items]
Current and non-current interest-bearing loans and borrowings	75,558		72,169
Net increased decreased debt	68,100		$ 60,600
Dividend payments to shareholders	3,100
Payment of interests and taxes	$ (3,700)